Revenue - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract assets	$ 14,145	$ 57,596
Contract liabilities	$ 40,420	$ 41,390